AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS

June 30, 2024

(unaudited)

Amount	General Obligation Bonds (5.3%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City and County (2.1%)
	Clark County, Nevada, Refunding
$1,000,000	4.000%, 06/01/37 Series 2019	Aa1/AAA/NR	$1,016,660
200,000	3.000%, 06/01/38 Series 2019	Aa1/AAA/NR	175,996

	Port Arthur, Texas Combination Tax & Revenue Certificates of Obligation
1,000,000	5.000%, 02/15/41 Series 2023 BAMI Insured	NR/AA/NR	1,079,230

	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,451,023

	Port of Vancouver, Washington Limited Tax
555,000	5.000%, 12/01/33 AMT Series 2022A	Aa2/NR/NR	599,306

	Reno, Nevada Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	Aa3/AA-/NR	1,001,130
	Total City and County		5,323,345

	Healthcare (0.4%)
	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center
1,000,000	5.000%, 12/01/28	A2/NR/NR	1,062,770

	Public Schools (2.8%)
	Cache County, Utah School District (School Board Guaranty Program)
3,000,000	4.000%, 06/15/43 Series 2024	Aaa/NR/NR	3,017,610

	Clark County, Nevada School District Limited Tax
1,500,000	3.000%, 06/15/37 Series B AGMC Insured	A1/AA/NR	1,333,965

	Logan City, Utah School District (School Board Guaranty Program)
1,385,000	4.000%, 06/15/30 Series 2014	Aaa/NR/NR	1,385,152

	Port Arthur, Texas Independent School District Unlimited Tax
1,000,000	4.000%, 02/15/35 Series 2021 AGMC Insured	NR/AA/A+	1,023,130

	Weatherford, Texas Independent School District Unlimited Tax Refunding
530,000	zero coupon, 02/15/28 Series 2019 PSF Guaranteed	Aaa/NR/NR	465,653
	Total Public Schools		7,225,510
	Total General Obligation Bonds		13,611,625

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (90.1%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Airport (7.7%)
	Broward County, Florida Port Facilities
$1,000,000	4.000%, 09/01/38 AMT Series B	A1/A/NR	$1,000,040

	Clark County, Nevada Airport System Junior Subordinate Lien
745,000	5.000%, 07/01/26 AMT Series 2021 B	Aa3/NR/AA-	764,675

	Hillsborough County, Florida Aviation Authority Airport, Tampa International Airport
1,500,000	5.000%, 10/01/28 AMT Series 2022A	Aa3/NR/AA-	1,575,045

	Metropolitan Washington District of Columbia Airport Authority System, Revenue Refunding
1,000,000	5.000%, 10/01/38 AMT Series 2019A	Aa3/AA-/AA-	1,047,260

	Miami-Dade County, Florida Aviation Revenue Refunding
1,000,000	5.000%, 10/01/34 AMT Series 2014A	A1/A+/A+	1,001,280

	Miami-Dade County, Florida Seaport Revenue Refunding
1,000,000	5.000%, 10/01/30 AMT Series 2022A	A3/NR/A	1,063,310

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/26 AMT Series A	A2/A+/NR	1,021,750
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	1,034,590
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A+/NR	1,044,110
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A+/NR	1,043,460
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A+/NR	1,055,660
3,100,000	5.000%, 07/01/30 AMT Series A	A2/A+/NR	3,205,245
175,000	5.000%, 07/01/25 AMT Series 2023A	A2/A+/NR	176,983
500,000	5.000%, 07/01/35 AMT Series 2023A	A2/A+/NR	548,355
250,000	5.250%, 07/01/38 AMT Series 2023A	A2/A+/NR	279,723
895,000	5.000%, 07/01/30 Series B	A2/A+/NR	935,723
850,000	5.000%, 07/01/31 Series B	A2/A+/NR	888,922
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	531,955
1,525,000	5.000%, 07/01/37 Series B	A2/A+/NR	1,583,728
	Total Airport		19,801,814

	Charter Schools (13.5%)
	Utah State Charter School Finance Authority Entheos Academy
1,375,000	4.000%, 10/15/30 Series 2020A	Aa2/NR/NR	1,363,684

	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,500,750

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Charter Schools (continued)
	Utah State Charter School Finance Authority Good Foundations Academy
$ 120,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	$ 120,000
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,655,927
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,280,984

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,318,096

	Utah State Charter School Finance Authority Legacy Preparatory Academy
1,710,000	5.000%, 04/15/29	NR/AA/NR	1,716,002
1,000,000	4.000%, 04/15/32 Series 2022	NR/AA/NR	1,002,380
1,000,000	4.000%, 04/15/37 Series 2022	NR/AA/NR	990,680

	Utah State Charter School Finance Authority Monticello Academy
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,001,030

	Utah State Charter School Finance Authority Ogden Preparatory Academy
260,000	4.000%, 10/15/24	NR/AA/NR	259,758

	Utah State Charter School Finance Authority Providence Hall
1,000,000	4.000%, 10/15/46 Series 2021A	Aa2/NR/NR	920,020

	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	508,660

	Utah State Charter School Finance Authority Salt Lake Arts Academy
1,000,000	3.000%, 04/15/40 Series 2020A	NR/AA/NR	824,660

	Utah State Charter School Finance Authority Spectrum Academy
625,000	4.000%, 04/15/33 Series 2020	Aa2/NR/NR	627,013
655,000	4.000%, 04/15/34 Series 2020	Aa2/NR/NR	655,151

	Utah State Charter School Finance Authority Summit Academy
1,470,000	5.000%, 04/15/39 Series 2024A	NR/AA/NR	1,558,950

	Utah State Charter School Finance Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	506,930

	Utah State Charter School Finance Authority Venture Academy
145,000	4.000%, 10/15/24	NR/AA/NR	144,929
855,000	5.000%, 10/15/29	NR/AA/NR	857,360
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,097,716
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,097,124

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Charter Schools (continued)
	Utah State Charter School Finance Authority Vista School
$1,080,000	4.000%, 10/15/35	Aa2/NR/NR	$1,067,591

	Utah State Charter School Finance Authority Voyage Academy
515,000	5.000%, 03/15/27 144A	NR/NR/NR*	515,010
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,440,098
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,766,291

	Utah State Charter School Finance Authority Promontory School of Expeditionary Learning
1,550,000	3.600%, 10/15/33	Aa2/NR/NR	1,494,510

	Utah State Charter School Finance Authority Wasatch Peak Academy
740,000	5.000%, 10/15/29 Series 2013A	NR/AA/NR	740,488
700,000	5.000%, 10/15/36 Series 2013A	NR/AA/NR	700,511
	Total Charter Schools		34,732,303

	Electric (6.7%)
	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/AA-/NR	1,004,130
250,000	5.250%, 06/01/37	NR/AA-/NR	281,485

	Heber Light & Power Co., Utah Electric Revenue
500,000	4.000%, 12/15/36 Series 2019 AGMC Insured	A1/AA/A+	505,190
645,000	4.000%, 12/15/38 Series 2019 AGMC Insured	A1/AA/A+	647,651
500,000	5.000%, 12/15/36 Series 2023 BAMAC Insured	A2/AA/A+	558,585

	Intermountain Power Agency, Utah Power Supply Revenue
375,000	5.000%, 07/01/33	Aa3/NR/AA-	420,105
375,000	5.000%, 07/01/35	Aa3/NR/AA-	419,145
100,000	5.000%, 07/01/36 Series 2023A	Aa3/NR/AA-	112,931
100,000	5.000%, 07/01/37 Series 2023A	Aa3/NR/AA-	112,590

	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	551,231
850,000	5.000%, 06/01/31	NR/A+/NR	902,938

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,011,320

	San Antonio, Texas Electric & Gas Revenue System
1,250,000	4.000%, 02/01/33	Aa2/AA-/AA-	1,252,988

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,177,441

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Electric (continued)
	St. George, Utah Electric Revenue
$ 380,000	5.000%, 06/01/26 Series 2016 AGMC Insured	A1/AA/NR	$ 391,780
1,620,000	4.000%, 06/01/32 Series 2016 AGMC Insured	A1/AA/NR	1,639,132

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
500,000	5.000%, 09/01/24 Series A	NR/A-/AA-	501,050
375,000	5.000%, 09/01/30 Series 2017B	NR/A-/AA-	392,288

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/AA-	802,258
905,000	5.000%, 03/01/32	NR/A/AA-	913,018
745,000	5.000%, 03/01/34	NR/A/AA-	751,355

	Utah State Municipal Power Agency Power Supply System Revenue
2,900,000	5.000%, 07/01/38 Series B	NR/A+/AA	2,961,915
	Total Electric		17,310,526

	Healthcare (0.8%)
	Hale Center, Texas Educational Facilities Corporation, Wayland Baptist University
700,000	5.000%, 03/01/29 Series 2022	NR/BBB+/NR	721,406

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa2/A+/AA-	1,010,430

	Utah County, Hospital Revenue, IHC Health Services
300,000	3.950%, 05/15/51 Series 2016E VRDO***	Aa1/AA+/NR	300,000
	Total Healthcare		2,031,836

	Higher Education (8.4%)
	Salt Lake County, Utah Westminster College Project
1,970,000	5.000%, 10/01/25	NR/BBB-/NR	1,973,861
955,000	5.000%, 10/01/28	NR/BBB-/NR	956,566
1,845,000	5.000%, 10/01/29	NR/BBB-/NR	1,853,745
1,005,000	5.000%, 10/01/29	NR/BBB-/NR	1,006,819
1,055,000	5.000%, 10/01/30	NR/BBB-/NR	1,056,614

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	513,630

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,012,330

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Utah State Board of Regents, Dixie State University
$1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	$1,820,448
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	689,740
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	719,353
1,375,000	3.000%, 06/01/36 Series 2019	NR/AA/NR	1,230,776

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	800,370
1,000,000	3.000%, 04/01/35 Series 2021 BAMAC Insured	NR/AA/NR	914,700

	Utah State Board of Regents, University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	526,845
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	486,850
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	502,820
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,030,980
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,544,025

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,113,033
2,055,000	3.000%, 12/01/36 Series B	NR/AA/NR	1,836,204
	Total Higher Education		21,589,709

	Housing (3.6%)
	Alaska Housing Finance Corp., Collaterized Bonds, Veterans Mortgage Program
525,000	4.000%, 06/01/36	Aaa/AAA/NR	524,869

	South Dakota Housing Development Authority Homeownership Mortgage
500,000	1.350%, 05/01/28 Series 2020C	Aaa/AAA/NR	444,005
500,000	1.400%, 11/01/28 Series 2020C	Aaa/AAA/NR	434,695

	Utah Housing Corporation Single Family Mortgage
565,000	4.600%, 07/01/34 Series B-1 Class I	Aaa/AAA/AAA	565,345
20,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA+/AA	20,008
2,805,000	3.850%, 01/01/31 AMT Series D Class III FHA Insured	Aa3/AA/AA	2,736,362
480,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA/AA	480,158
1,000,000	6.000%, 07/01/53 Series 2023A PAC	Aa2/NR/NR	1,072,190
2,000,000	4.450%, 01/01/44 Series 2024C	Aa2/NR/NR	2,016,920

	Vancouver, Washington Housing Authority, Anthem Park and Columbia House Projects
500,000	4.000%, 06/01/35 Series 2020	NR/AA-/NR	495,135
500,000	3.000%, 06/01/38 Series 2020	NR/AA-/NR	421,805
	Total Housing		9,211,492

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (17.9%)
	Alaska State Municipal Bond Bank
$540,000	5.000%, 02/01/30 AMT	NR/AA-/A	$561,087
565,000	5.000%, 02/01/31 AMT	NR/AA-/A	586,193
590,000	5.000%, 02/01/32 AMT	NR/AA-/A	612,072
90,000	5.000%, 12/01/37 AMT 2023 Series Two	A1/AA-/NR	96,228

	Downtown Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,020,610

	Eagle Mountain, Utah Special Assessment Area
90,000	5.250%, 05/01/28 Series 2013	NR/AA-/NR	90,056

	Jacksonville, Florida Special Revenue Bonds
1,000,000	5.250%, 10/01/37 Series 2022C	NR/AA/AA-	1,147,240

	Lehi, Utah Local Building Authority Lease Revenue
300,000	5.000%, 06/15/29 Series 2022	NR/AA-/AA+	322,272
500,000	5.000%, 06/15/30 Series 2022	NR/AA-/AA+	544,395
225,000	5.250%, 06/15/37 Series 2022	NR/AA-/AA+	252,101

	Mesquite, Nevada New Special Improvement District
25,000	5.500%, 08/01/25	NR/NR/NR*	25,021

	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,304,563
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,037,670

	Murray City, Utah Municipal Building Authority Lease Revenue
480,000	4.000%, 12/01/31 Series 2020	Aa2/NR/NR	497,880
300,000	4.000%, 12/01/32 Series 2020	Aa2/NR/NR	310,155

	Ogden City, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 01/15/43 Series 2023A	A1/NR/AA	1,076,050

	Ogden City, Utah Redevelopment Agency, Sales Tax & Tax Increment Revenue
1,500,000	5.000%, 01/15/48 Series 2023	NR/AAA/AA+	1,603,635

	Old Spanish Trail/Almeda Corridors Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	4.000%, 09/01/35 BAMI Insured	NR/AA/NR	998,210

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	1,017,040

	Pennington County, South Dakota COP Limited Tax
1,000,000	5.000%, 12/01/46 Series 2022A	Aa1/NR/NR	1,067,930

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	Saint George Place, Texas Redevelopment Authority Tax Increment Contract
$ 605,000	4.000%, 09/01/30 AGMC Insured	A1/AA/NR	$ 606,597

	Salt Lake City, Utah Local Building Authority Lease Revenue
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	625,470
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	399,629
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	429,101
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,117,430
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	463,257

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	757,339
810,000	5.000%, 02/15/31	Aa3/NR/NR	841,485

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
940,000	4.000%, 11/01/27	NR/AA+/NR	954,044
1,175,000	4.000%, 11/01/28	NR/AA+/NR	1,192,038
1,030,000	4.000%, 11/01/30	NR/AA+/NR	1,042,957

	South Salt Lake, Utah Redevelopment Agency Excise Tax & Tax Increment Revenue Refunding
1,080,000	4.000%, 11/01/30 Series 2020	NR/AA/NR	1,117,303

	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA/NR	866,762
885,000	4.000%, 12/15/29	NR/AA/NR	900,443
920,000	4.000%, 12/15/30	NR/AA/NR	935,254

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
1,800,000	4.000%, 04/01/31	Aa2/NR/NR	1,869,030
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,366,615
1,875,000	4.000%, 04/01/32	Aa2/NR/NR	1,939,538

	Wasatch County, Utah Municipal Building Authority Lease Revenue
585,000	4.000%, 12/01/29 Series 2021	NR/AA-/NR	603,468
605,000	4.000%, 12/01/30 Series 2021	NR/AA-/NR	627,954

	Weber County, Utah Special Assessment Summit Mountain Area
1,220,000	5.500%, 01/15/28	NR/AA/NR	1,221,574
3,835,000	5.750%, 01/15/33	NR/AA/NR	3,839,870

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,031,630
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,026,610

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Local Public Property (continued)
	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
$ 900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	$ 906,417
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,032,720
300,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	323,040
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	810,203

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA/NR	1,942,738
	Total Local Public Property		45,960,924

	Public Schools (2.4%)
	Alpine, Utah Local Building Authority School District Lease Revenue
985,000	4.000%, 03/15/28	Aa1/NR/NR	1,005,094

	Canyons School District Utah, Local Building Authority Lease
750,000	4.000%, 06/15/34 Series 2021	Aa1/NR/NR	785,085

	Duchesne School District Utah, Municipal Building Authority Lease
750,000	5.000%, 06/01/36 Series 2022	A2/NR/NR	801,653
750,000	4.000%, 06/01/38 Series 2022	A2/NR/NR	746,948

	Grand City, Utah Local Building Authority School District Lease Revenue
1,665,000	5.000%, 12/15/34 AGMC Insured	A1/AA/NR	1,693,505

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,125,000	5.000%, 01/15/30	A1/NR/NR	1,177,965
	Total Public Schools		6,210,250

	Sales Tax (17.0%)
	Bountiful, Utah Sales Tax Revenue
355,000	5.000%, 07/01/24 Series 2023	NR/AA+/NR	355,000
500,000	5.000%, 07/01/36 Series 2023	NR/AA+/NR	568,300
250,000	5.000%, 07/01/37 Series 2023	NR/AA+/NR	283,203
550,000	5.000%, 07/01/43 Series 2023	NR/AA+/NR	602,800

	Draper, Utah Sales Tax Revenue
765,000	4.000%, 11/15/39 Series 2022	NR/AAA/NR	778,074

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
2,135,000	4.000%, 08/01/30 Series B	NR/AA+/NR	2,150,778
1,515,000	5.000%, 08/01/33 Series B	NR/AA+/NR	1,535,498

	Lehi, Utah Franchise & Sales Tax Revenue (Broadband Project)
1,000,000	4.000%, 02/01/32 Series 2021 AGMC Insured	NR/AA/NR	1,039,490
1,000,000	4.000%, 02/01/33 Series 2021 AGMC Insured	NR/AA/NR	1,033,110
500,000	4.000%, 02/01/34 Series 2021 AGMC Insured	NR/AA/NR	513,005
500,000	4.000%, 02/01/35 Series 2021 AGMC Insured	NR/AA/NR	509,785

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (continued)
	Lehi, Utah Sales Tax Revenue
$1,220,000	4.000%, 06/01/35 Series 2019	NR/AA+/NR	$1,243,851

	Lindon, Utah Sales Tax Revenue
575,000	4.000%, 07/15/31 Series 2015	NR/AA-/NR	576,259

	Mapleton City, Utah Municipal Energy Sales & Sales Tax & Telecommunications Fee
1,085,000	3.000%, 06/15/31 Series 2021	NR/A+/NR	1,027,495
780,000	3.000%, 06/15/33 Series 2021	NR/A+/NR	730,439
1,255,000	3.000%, 06/15/36 Series 2021	NR/A+/NR	1,149,793

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,013,290

	Ogden City, Utah Franchise Tax Revenue
1,625,000	3.000%, 01/15/31	NR/AA/NR	1,536,243

	Ogden City, Utah Sales Tax Revenue
1,550,000	5.000%, 01/15/36 Series 2023	NR/AAA/NR	1,755,391

	Providence City, Utah Franchise & Sales Tax Revenue
1,270,000	3.000%, 03/01/29 Series 2021	NR/A-/NR	1,202,487

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA+/AAA	754,500

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA/AAA	1,011,440

	Spearfish, South Dakota Sales Tax Revenue
975,000	4.000%, 12/15/29 Series 2022	A1/NR/NR	996,850

	St. George, Utah Sales Tax Revenue
1,385,000	5.000%, 08/01/38 Series 2023	NR/AAA/NR	1,560,216
1,770,000	5.000%, 08/01/43 Series 2023	NR/AAA/NR	1,948,345

	Summit County, Utah Transportation Sales Tax Revenue
1,200,000	4.000%, 12/15/28 Series 2018	NR/AA/NR	1,214,652
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA/NR	1,469,372

	Tooele County, Utah Sales Tax Revenue
750,000	5.000%, 09/01/41 Series 2023	NR/AA+/NR	812,783

	Utah Infrastructure Agency Telecommunications & Sales Tax, West Haven
1,200,000	5.000%, 10/15/35 Series 2022	NR/AA-/NR	1,338,084

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (continued)
	Utah Transit Authority Sales Tax Revenue
$2,950,000	4.000%, 12/15/34 Series A	Aa2/AA+/AA	$3,018,558
3,440,000	4.000%, 12/15/37 Series A	Aa2/AA+/AA	3,499,856

	Utah Transit Authority Sales Tax Revenue Subordinated
1,000,000	5.000%, 12/15/32	Aa3/AA/AA	1,065,600

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
3,000,000	zero coupon, 12/15/32	Aa3/AA/AA	2,129,400

	Watertown, South Dakota Sales Tax Revenue
1,110,000	3.000%, 12/01/34 Series 2021	NR/A/NR	1,045,864
335,000	5.000%, 12/01/24 Series 2022A BAMI Insured	NR/AA/NR	336,786

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,375,000	zero coupon, 07/15/35	NR/AA+/NR	1,931,648
	Total Sales Tax		43,738,245

	State Agency (4.6%)
	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Cedar Hills Project
1,230,000	4.000%, 10/15/32 Series 2022	NR/A+/NR	1,249,434
905,000	4.000%, 10/15/37 Series 2022	NR/A+/NR	907,769
1,125,000	4.250%, 10/15/42 Series 2022	NR/A+/NR	1,132,268

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Clearfield City
315,000	5.000%, 10/15/25 Series 2020	NR/A+/NR	320,440

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Layton City
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	531,135

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Payson City
485,000	5.000%, 10/01/29 Series 2019	NR/A+/NR	508,799
640,000	4.000%, 10/01/34 Series 2019	NR/A+/NR	645,107

	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Santa Clara Project
1,010,000	4.000%, 10/15/37 Series 2022	NR/A/NR	996,577

	Utah Infrastructure Agency Telecommunications, Franchise & Sales Tax, Syracuse City Project
1,000,000	4.000%, 10/15/30 Series 2021	NR/AA-/NR	1,028,580

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	State Agency (continued)
	Utah State Building Ownership Authority Lease Revenue State Facilities Master Lease Program
$ 905,000	4.000%, 05/15/29	Aa1/AA+/NR	$ 927,688
1,775,000	3.000%, 05/15/29	Aa1/AA+/NR	1,681,085
1,000,000	3.000%, 05/15/29	Aa1/AA+/NR	955,450
940,000	4.000%, 05/15/30	Aa1/AA+/NR	962,334
	Total State Agency		11,846,666

	Transportation (0.9%)
	Port Seattle, Washington Intermediate Lien Revenue
1,875,000	5.000%, 05/01/29 Series 2018A AMT	A1/AA-/AA-	1,930,838

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AA+/AA	218,135
	Total Transportation		2,148,973

	Water and Sewer (6.6%)
	Brian Head, Utah Water Revenue Refunding
720,000	3.000%, 04/01/36 Series 2021 AGMC Insured	NR/AA/NR	655,992

	Central Utah Water Conservancy District Refunding
1,000,000	4.000%, 10/01/38 Series 2020D	NR/AA+/AA+	1,011,010

	Central Valley, Utah Water Reclamation Facility, Green Bond
1,215,000	3.000%, 03/01/32 Series 2021B	NR/AA/AA	1,161,321
1,255,000	3.000%, 03/01/33 Series 2021B	NR/AA/AA	1,181,721

	Central Weber, Utah Sewer Improvement District
550,000	5.000%, 03/01/36 Series 2023A	NR/AA/AAA	630,344

	Eagle Mountain, Utah Water & Sewer Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	420,748

	Fairview City, Utah Water & Sewer Revenue Refunding
725,000	4.000%, 06/15/46 Series 2022	NR/BBB/NR	618,461

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	501,860

	Hooper, Utah Water Improvement District Revenue Refunding
1,000,000	4.000%, 06/15/34 Series 2019	NR/AA-/NR	1,010,460
220,000	4.000%, 06/15/39 Series 2019	NR/AA-/NR	220,174

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,012,580

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water and Sewer (continued)
	Lakewood, Washington Water District, Pierce County
$ 750,000	4.000%, 12/01/37 Series 2019A AMT	NR/AA/NR	$ 749,933

	Randall, South Dakota Community Water District
1,030,000	5.000%, 12/01/37 Series 2023	NR/A/NR	1,121,845

	Salt Lake City, Utah Public Utilities Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,024,560
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,434,384
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,023,780
500,000	4.000%, 02/01/37	Aa1/AAA/NR	519,880

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%, 10/01/30 BAMI Insured	NR/AA/NR	1,000,490

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	915,339

	Vineyard, Utah Water & Sewer Revenue
695,000	5.250%, 05/01/48 Series 2023 BAMI Insured	NR/AA/AA	757,633
	Total Water and Sewer		16,972,515
	Total Revenue Bonds		231,555,253

	Pre-Refunded Bonds\Escrowed to Maturity Bonds (2.2%)††
	Pre-Refunded General Obligation Bonds (0.9%)
	City and County (0.4%)
	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	Aa3/A+/NR	1,000,000

	Public Schools (0.5%)
	Leander Independent School District, Texas (Williamson & Travis Counties) Unlimited Tax School Building
2,035,000	zero coupon, 08/15/47 Series 2014 C PSF Guaranteed	NR/NR/NR*	578,896

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	740,300
	Total Public Schools		1,319,196
	Total Pre-Refunded General Obligation Bonds		2,319,196

Amount	Pre-Refunded Revenue Bonds (1.3%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Charter Schools (0.3%)
	Utah State Charter School Finance Authority Legacy Preparatory Academy
$ 820,000	5.000%, 04/15/29	NR/NR/NR*	$ 823,452

	Local Public Property (0.4%)
	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	516,690
500,000	5.000%, 10/01/37	Aa3/NR/NR	511,350
	Total Local Public Property		1,028,040

	Sales Tax (0.6%)
	Utah Transit Authority Sales Tax Revenue
1,560,000	5.000%, 06/15/37 Series A	Aa3/AA/NR	1,585,022
	Total Pre-Refunded Revenue Bonds		3,436,514
	Total Pre-Refunded Bonds		5,755,710
	Total Municipal Bonds (cost $258,256,408)		250,922,588

Shares	Short-Term Investment (1.5%)
3,771,614	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.18%** (cost $3,771,614)	Aaa-mf/AAAm/NR	3,771,614

	Total Investments (cost $262,028,022 - note b)	99.1%	254,694,202
	Other assets less liabilities	0.9	2,293,970
	Net Assets	100.0%	$256,988,172

AQUILA TAX-FREE FUND FOR UTAH

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P or Fitch	9.1%
Pre-refunded bonds††	2.3
Aa of Moody's or AA of S&P or Fitch	64.9
A of Moody's or S&P or Fitch	15.3
BBB of S&P	3.3
Not Rated*	5.1
100.0%

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
FHA - Federal Housing Administration
IHC - Intermountain Health Care
NR - Not Rated
PAC - Planned Amortization Class
PSF- Permanent School Fund
VRDO – Variable Rate Demand Obligation

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
***	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $12,778,310 or 5.0% of net assets.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
(b)	At June 30, 2024, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $262,028,022 amounted to $7,333,820, which consisted of aggregate gross unrealized appreciation of $689,433 and aggregate gross unrealized depreciation of $8,023,253.
(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2024:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$3,771,614
Level 2 – Other Significant Observable Inputs- Municipal Bonds	250,922,588
Level 3 – Significant Unobservable Inputs	–
Total	$254,694,202
+See schedule of investments for a detailed listing of securities.